Document and Entity Information	Mar. 06, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 06, 2025
Entity Registrant Name	enCore Energy Corp.
Entity Incorporation State Country Code	A1
Entity File Number	001-41489
Entity Tax Identification Number	00-0000000
Entity Address Address Line 1	101 N. Shoreline Blvd.
Entity Address Address Line 2	Suite 450
Entity Address City Or Town	Corpus Christi
Entity Address State Or Province	TX
Entity Address Postal Zip Code	78401
City Area Code	361
Local Phone Number	239-5449
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares, no par value
Trading Symbol	EU
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001500881